Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ 41	$ 41
Non-current liability	591	548
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	498	689
Current service cost	6	9
Interest cost	22	14
Actuarial gains and changes in actuarial assumptions	5	(155)
Benefits paid	(24)	(31)
Acquisition	4	0
Divestiture	(10)	0
Foreign exchange	10	(28)
End of year	511	498
Beginning of year	391	532
Return on plan assets	41	(107)
Employer contributions	7	11
Benefits paid	(19)	(27)
Foreign exchange	7	(18)
End of year	427	391
Ending funded status– Plan deficit	84	107
Non-current asset	41	41
Current liability	1	2
Non-current liability	124	146
Net liability	84	107
Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	(75)	(86)
Current service cost	6	9
Interest cost	22	14
Return on plan assets	(21)	(23)
Actuarial losses	3	3
Net periodic benefit cost	$ 10	$ 3